DRIEHAUS MID CAP GROWTH FUND
Driehaus Mid Cap Growth Fund
Investment Objective
Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DRIEHAUS MID CAP GROWTH FUND
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DRIEHAUS MID CAP GROWTH FUND
Management Fee		1.00%
Other Expenses		0.97%
Total Annual Fund Operating Expenses		1.97%
Expense Reimbursement	[1]	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to two years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DRIEHAUS MID CAP GROWTH FUND	178	575	1,022	2,263

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. For purposes of the Fund, the investment adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus are companies that have a market capitalization range of approximately $1 billion to generally less than $20 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund's growth style of investing are based on the determination that a company's revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund's investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company's growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks
All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile in price than those of larger companies and may have underperformed the stocks of small and large companies during some periods. In addition, investments in medium-sized companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.
Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Institutional Mid Cap, L.P. (“Institutional Mid Cap Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.
Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 21.52% (quarter ended 6/30/07) and the lowest return for a quarter was –35.56% (quarter ended 12/31/08).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	1 Year	Since Inception	5 Years	10 Years	Inception Date
DRIEHAUS MID CAP GROWTH FUND	11.97%	16.78%			Apr. 27, 2009
DRIEHAUS MID CAP GROWTH FUND Including Institutional Mid Cap Partnership			(4.40%)	11.20%
DRIEHAUS MID CAP GROWTH FUND Return After Taxes on Distributions	10.58%	14.61%			Apr. 27, 2009
DRIEHAUS MID CAP GROWTH FUND Return After Taxes on Distributions Including Institutional Mid Cap Partnership
DRIEHAUS MID CAP GROWTH FUND Return After Taxes on Distributions and Sale of Fund Shares	9.65%	13.78%			Apr. 27, 2009
DRIEHAUS MID CAP GROWTH FUND Return After Taxes on Distributions and Sale of Fund Shares Including Institutional Mid Cap Partnership
DRIEHAUS MID CAP GROWTH FUND Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	19.56%			Apr. 27, 2009
DRIEHAUS MID CAP GROWTH FUND Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) Including Institutional Mid Cap Partnership			3.23%	10.32%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).